Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Components of Loss from Continuing Operations before Income Taxes
The components of loss from continuing operations before income taxes are as follows:

	Year ended March 31,
	2020	2019	2018
Foreign	$33,399	$(18,336)	$(57,673)
Domestic	(57,034)	(314,236)	(410,330)

	$(23,635)	$(332,572)	$(468,003)

Components of Income Tax (Benefit) Expense
The components of income tax (benefit) expense are as follows:

	Year ended March 31,
	2020	2019	2018
Current:
Federal	$(654)	$(1,253)	$1,130
State	27	431	88
Foreign	3,602	3,335	5,433

	2,975	2,513	6,651
Deferred:
Federal	2,748	(9,076)	(44,262)
State	73	1,593	(14,672)
Foreign	2	(456)	15,826

	2,823	(7,939)	(43,108)

	$5,798	$(5,426)	$(36,457)

Schedule of Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate
A reconciliation of the statutory federal income tax rate to the effective tax rate is as follows:

	Year ended March 31,
	2020	2019	2018
Statutory federal income tax rate	21.0%	21.0%	31.5%
State and local income taxes, net of federal tax benefit	(12.1)	4.6	3.2
Goodwill impairment	(37.4)	—	(29.6)
Disposition of business	—	3.2	(0.3)
Miscellaneous permanent items and nondeductible accruals	3.9	(1.2)	(0.2)
Research and development tax credit	30.4	3.3	3.2
Foreign tax credits	(24.1)	(0.7)	1.2
Valuation allowance	29.3	(28.6)	(3.5)
Tax reform and CARES	(12.3)	0.4	5.1
Global Intangible Low-Taxed Income	(20.4)	(1.3)	—
Other (including foreign rate differential and FIN 48)	(2.8)	0.9	(2.8)

Effective income tax rate	(24.5)%	1.6%	7.8%

Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	March 31,
	2020	2019
Deferred tax assets:
Net operating loss and other credit carryforwards	$318,341	$309,961
Inventory	17,521	17,849
Accruals and reserves	40,492	41,091
Interest carryforward	38,383	24,457
Pension and other postretirement benefits	152,048	126,337
Lease right-of-use assets	11,495	—
Prepaid expenses and other	241	—
Acquired contract liabilities, net	21,771	45,479

	600,292	565,174
Valuation allowance	(438,667)	(399,013)

Net deferred tax assets	161,625	166,161

Deferred tax liabilities:
Deferred revenue	38,458	27,159
Property and equipment	34,939	46,538
Goodwill and other intangible assets	80,740	93,272
Lease liabilities	14,928	—
Prepaid expenses and other	—	6,156

	169,065	173,125

Net deferred tax liabilities	$7,440	$6,964

Schedule of Reconciliation of Liability for Uncertain Tax Positions
A reconciliation of the liability for uncertain tax positions, which are included in deferred taxes for the fiscal years ended March 31, 2020 and 2019, follows:

	Year ended March 31,
	2020	2019	2018
Beginning balance	$19,373	$11,759	$10,696
Adjustments for tax positions related to the current year	1,057	7,364	1,032
Adjustments for tax positions of prior years	(1,303)	250	31

Ending balance	$19,127	$19,373	$11,759